Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Available-for-sale Investments
The following table summarizes our available-for-sale investments as of December 31, 2021. These are classified as "Short-term investments" on the consolidated balance sheets. There were no AFS investments as of December 31, 2020.

	December 31, 2021
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
U.S. Treasury securities	$8,154	$—	$(13)	$8,141
Corporate bonds	7,343	1	(2)	7,342
Total available-for-sale investments	$15,497	$1	$(15)	$15,483
The following table presents the breakdown of the available-for-sale investments in an unrealized loss position as of December 31, 2021.

	December 31, 2021
	Fair Value	Gross Unrealized Loss
	(In thousands)
U.S. Treasury securities
Less than 12 months	$8,141	$13
Total	$8,141	$13

Corporate bonds
Less than 12 months	$5,640	$2
Total	$5,640	$2
The Company does not believe these investments to be other-than-temporarily impaired as of December 31, 2021.
All remaining contractual maturities of AFS investments held at December 31, 2021 are greater than one year. Actual maturities may differ from the contractual maturities because the Company may sell these securities prematurely.